Note 3 - Property and Equipment, Net (Detail) - Property and Equipment (USD $)	Dec. 30, 2012	Dec. 25, 2011
Property and equipment	$ 59,243,987	$ 38,111,392
Lеss accumulatеd dеprеciation	(18,957,497)	(13,955,881)
Property and equipment, net	40,286,490	22,064,544
Land [Member]
Property and equipment	989,680	469,680
Land VIE [Member]
Property and equipment		520,000
Building [Member]
Property and equipment	4,982,806	2,745,296
Building VIE [Member]
Property and equipment		1,570,967
Equipment [Member]
Property and equipment	16,509,977	10,596,964
Furniture and Fixtures [Member]
Property and equipment	4,270,159	3,060,014
Leasehold Improvements [Member]
Property and equipment	31,028,860	19,148,471
Construction in Progress [Member]
Property and equipment	1,462,505
Accumulated Depreciation VIE [Member]
Lеss accumulatеd dеprеciation		(633,197)
Total Including VIE [Member]
Property and equipment, net	$ 40,286,490	$ 23,522,314